19. Borrowing and financing (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
BorrowingAndFinancingLineItems [Line Items]
Amount used as at 2016	R$ 579,817
Credit Facilities [Member] | BNDES [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	R$
Date of Opening	15-Dec
Term	17-Dec
Total amount	R$ 60,995
Remaining balance	0
Amount used as at 2016	R$ 0
Credit Facilities [Member] | BNDES 1 [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	TJLP
Date of Opening	15-Dec
Term	18-Dec
Total amount	R$ 2,940
Remaining balance	2,940
Amount used as at 2016	R$ 0
Credit Facilities [Member] | KFW Finnvera [Member]
BorrowingAndFinancingLineItems [Line Items]
Currency	USD
Date of Opening	15-Dec
Term	18-Jun
Total amount	R$ 150,000
Remaining balance	51,094
Amount used as at 2016	R$ 93,088